OTHER TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Text Block [Abstract]
Other Liabilities

	ASSETS
	2018	2017
Recoverable State VAT (ICMS) (i)	1,240,353	1,411,538
Taxes on revenue (PIS and COFINS)	215,860	244,853
Other	63,015	52,754

Total	1,519,228	1,709,145

Current	803,252	1,081,587
Non-current	715,976	627,558

	LIABILITIES
	2018	2017
State VAT (ICMS) (i)	556,693	610,847
ICMS Agreement No. 69/1998	34,113	22,595
Taxes on revenue (PIS and COFINS) (ii)	235,319	184,472
FUST/FUNTTEL/broadcasting fees (iii)	655,022	963,259
Other (iv)	181,437	530,153

Total	1,662,584	2,311,326

Current	1,033,868	1,443,662
Non-current	628,716	867,664

(i)

Recoverable ICMS arises mostly from prepaid taxes and credits claimed on purchases of property, plant and equipment, which can be offset against ICMS payable within 48 months, pursuant to Supplementary Law 102/2000.

(ii)	Refers, basically, to the Social Integration Program Tax on Revenue (PIS) and Social Security Funding Tax on Revenue (COFINS) on revenue, financial income, and other income.

The Company and its subsidiaries have filed legal proceedings to claim the right to deduct ICMS from the PIS and COFINS tax bases and the recovery of past unduly paid amounts, within the relevant statute of limitations.

In March 2019, the 1st and 2nd Region Federal Courts (Brasília and Rio de Janeiro) issued final and unappealable decisions favorable to the Company on two of the three main lawsuits of the Company relating to the discussion about the non-levy of PIS and COFINS on ICMS.

The third lawsuit is still ongoing in the 2nd Region Federal Court.

The total adjusted amount of these credits at December 31, 2018, considering the three lawsuits, is approximately R$3.05 billion. The taw lawsuits on which a final decision was issued total approximately R$2.05 billion.

In order to initiate the utilization of the tax credits recognized by the courts by offsetting them against federal taxes due, the Company is conducting a thorough analysis aimed at quantifying these tax credits and taking the actions necessary to secure their confirmation by the Federal Revenue Service.

(iii)

The Company and its subsidiaries Telemar and Oi Móvel filed lawsuits to discuss the correct calculation of the contribution to the FUST and in the course of the lawsuits made escrow deposits to suspend its collection. These discussions are also being judged by higher courts and a possible transformation of the deposited amounts into definitive payments should not occur within two (2) years

(iv)	Consisting primarily of monetary variation to suspended taxes and withholding tax on intragroup loans and interest on capital.